Other financial liabilities	12 Months Ended
Dec. 31, 2019
Other financial liabilities
Other financial liabilities

23. Other financial liabilities

The breakdown of Other financial liabilities is as follows:

	12/31/2018	12/31/2019

Trade payables	2,277	1,451
Collection accounts:
Tax payables	1,187	1,160
Financial transactions pending settlement	5,061	9,267
Other financial liabilities	5,281	3,886
	13,806	15,764

Note 45.a includes a breakdown of the remaining maturity periods of Other financial liabilities. In addition, Note 45.d contains the fair value amounts of these liabilities.

The breakdown of Financial transactions pending settlement is as follows:

	12/31/2018	12/31/2019

Mexican government securities	4,827	8,059
BPATS	201	1,003
Equity instruments	1	205
Other financial instruments	32	—
	5,061	9,267

The breakdown of Other financial liabilities is as follows:

	12/31/2018	12/31/2019

Retentions related to loans (*)	1,000	1,524
Other payable account	4,281	2,362
	5,281	3,886

(*)These amounts correspond to temporary retention accounts for customers that have their payroll deposits with the Bank and to whom the Bank has granted a loan.